Feb. 26, 2026
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Investment Objective
The Invesco QQQ Income Advantage ETF (the “Fund”) seeks total return through current income and long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%

Other Expenses	None

Acquired Fund Fees and Expenses[1]	0.04

Total Annual Fund Operating Expenses	0.33

Fee Waiver and/or Expense Reimbursement[2]	0.04

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.29

1
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2
Through August 31, 2027, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$30	$102	$181	$414

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by: (1) investing in a portfolio of U.S. equity securities designed to track the performance, before fees and expenses, of the NASDAQ-100 Index® (the “Index”) or U.S.-listed exchange-traded funds (ETFs) that seek to track the performance of the Index, or both, and (2) utilizing an options-based income strategy implemented through equity-linked notes (ELNs) with exposure to either the Index or ETFs tracking the Index. The Fund may also hold a substantial portion of its assets in cash or cash equivalents, including treasury bills and money market funds in an effort to maintain high liquidity and to provide additional downside protection by limiting the Fund's exposure to equity market risk. The Fund is designed to generate income while providing some downside protection in the event of broad equity market downturns and also providing some equity market upside participation exposure to the Index.
The portfolio managers seek to construct the Fund's equity portfolio utilizing a “passive” investment strategy that seeks to track the performance of the Index as closely as possible. To do so, the Fund employs a “full replication” methodology; “full replication” means that the Fund generally invests the portion of its portfolio allocated to its equity portfolio in all of the component securities of the Index in proportion to their weightings in the Index. The Fund will also invest in ETFs that seek to track the performance of the Index.
Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. Security types generally eligible for inclusion in the Index are common stocks and tracking stocks as well as American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. Companies organized as real estate investment trusts (“REITs”) are not eligible for inclusion in the Index.
As of December 31, 2025, the Index was comprised of 101 constituents with market capitalizations ranging from $25.9 billion to $4.5 trillion.
The portfolio managers seek to construct the options-based income component of the Fund’s portfolio by investing up to 10% of the Fund’s net assets in high-income, short-term ELNs with a focus on downside protection. The ELNs in which the Fund seeks to invest are hybrid derivative-type instruments that are specially designed to combine the characteristics of investing in one or more underlying equity securities or an index of equity securities and a related equity derivative, such as a put or call option (or a combination thereof), in a single note form (typically senior, unsecured debt) issued by financial institutions. The options within the ELNs in which the Fund invests will be based on the Index or on ETFs that replicate the Index, and such options will generally have covered call and/or cash secured put strategies embedded within them. When the Fund purchases an ELN from the issuing counterparty, the Fund is generally entitled to receive a premium generated by options positions within the ELN. Therefore, the ELNs are intended to provide recurring cash flow to the Fund based on the premiums received from selling the options.
Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of either the underlying benchmark or ETF to the exercise price of the call option (plus the premium received). The maximum potential gain on the call option embedded within the ELN will be equal to the difference between the exercise price of the option and the purchase price of the underlying benchmark or ETF at the time the option is written, plus the premium received. Accordingly, because these premiums can partially offset losses incurred by the Fund's equity portfolio, the Fund's investments in ELNs may reduce the Fund's volatility relative to the Index, while providing limited downside protection against declines in the value of the Fund's equity portfolio.
The portion of the portfolio maintained in cash and cash equivalents is aimed at providing additional downside protection by limiting the Fund’s exposure to broad equity market risk.
From time to time, the portfolio managers may adjust the portion of the Fund's assets allocated among the equity portfolio, options-based income component, and cash or cash equivalents in any amount based on their analysis of market conditions, and in order to balance yield targets, account for market movements, provide equity participation with less volatility, and provide limited downside protection.
In addition to its investments in ELNs, the Fund can invest in other derivative instruments, including futures and options contracts. The Fund can use futures and options contracts, including equity index and ETF futures and options, to gain exposure to the broad market in connection with managing cash balances. The Fund can hold long and short positions in equity index futures and options to hedge against adverse movements in the equity markets.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index that the Fund’s portfolio or portion thereof replicates reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of October 31, 2025, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Return—Calendar Year

	Period Ended	Returns
Best Quarter	June 30, 2025	12.58%
Worst Quarter	March 31, 2025	-6.08%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	Since Inception
Return Before Taxes	7/17/2024	17.45%	16.91%
Return After Taxes on Distributions		12.71	12.31
Return After Taxes on Distributions and Sale of Fund Shares		10.15	10.88

NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)		21.14	20.04

Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)		21.02	19.07

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.